Investments in associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
Balance at January 1st,	$ 3,696	$ 2,940
Additions	93	239
Disposals		(7)
Translation adjustment	(30)	513
Equity results in income statement	98	309	$ (445)
Equity results in statement of comprehensive income	(152)
Dividends declared	(283)	(202)
Transfer to held for sale		(90)
Others	146	(9)
Balance at December 31,	3,568	3,696	2,940
Dividends received	227
Dividend declared and received	179
Coal
Investments in associates and joint ventures
Balance at January 1st,	285
Additions	75	187
Equity results in income statement	20	(4)	(3)
Balance at December 31,	317	285
Others
Investments in associates and joint ventures
Balance at January 1st,	1,591
Additions	18	52
Equity results in income statement	(252)	138	(336)
Balance at December 31,	1,316	1,591
Discontinued operations
Investments in associates and joint ventures
Balance at January 1st,	90
Equity results in income statement	(2)	3	6
Equity results from discontinued operations		3
Balance at December 31,		90
Associates
Investments in associates and joint ventures
Balance at January 1st,	1,437	1,323
Additions	1	1
Disposals		(7)
Translation adjustment	(2)	175
Equity results in income statement	57	69
Dividends declared	(57)	(37)
Transfer to held for sale		(90)
Others	5
Balance at December 31,	1,441	1,437	1,323
Associates | Discontinued operations
Investments in associates and joint ventures
Equity results from discontinued operations		3
Joint ventures
Investments in associates and joint ventures
Balance at January 1st,	2,259	1,617
Additions	92	238
Translation adjustment	(28)	338
Equity results in income statement	41	240
Equity results in statement of comprehensive income	(152)
Dividends declared	(226)	(165)
Others	141	(9)
Balance at December 31,	$ 2,127	$ 2,259	$ 1,617